General Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
General Description of the Plan	General Description of the Plan
The following description of the Savings Plan of Entergy Corporation and Subsidiaries, as Amended and Restated Effective January 1, 2013, (Entergy Savings Plan) is provided for general information only. Entergy Savings Plan participants should refer to the Savings Plan of Entergy Corporation and Subsidiaries Plan Document, as amended, as well as the Summary Plan Description and Summaries of Material Modifications for a more complete description of the Entergy Savings Plan's provisions.

General: The Entergy Savings Plan is a defined contribution plan of Entergy Corporation and Subsidiaries, collectively the Entergy System Companies, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The ERISA provisions set forth the requirements for participation, vesting of benefits, fiduciary conduct for administering and handling of assets, and disclosure of Entergy Savings Plan information. The Entergy Savings Plan is also governed by the Internal Revenue Code (IRC) of 1986, as amended.

The Entergy Savings Plan is intended to constitute two types of plans qualified under IRC Section 401(a) as follows:

•A profit-sharing plan qualified under IRC Section 401(a) and thus exempt under IRC Section 501(a), with a cash or deferred arrangement that satisfies applicable requirements for qualification and exemption under IRC Section 401(k); and
•A stock bonus plan which constitutes an Employee Stock Ownership Plan (ESOP), as defined in IRC Section 4975(e)(7).

The Entergy Savings Plan is administered by the Employee Benefits Committee.  The chairman of the Employee Benefits Committee, who is appointed by the Talent & Compensation Committee of the Board of Directors of Entergy Corporation, appoints members to the Employee Benefits Committee.

The significant provisions of the Entergy Savings Plan are described throughout this note.

Trustee: The Entergy Savings Plan utilizes T. Rowe Price Trust Company (Trustee) as its Trustee and T. Rowe Price Retirement Plan Services, Inc. as its recordkeeper and provider of other administrative services. The Entergy Savings Plan's investment options, which, except for the Entergy Corporation Stock Fund, the BlackRock Total Return Bond Fund M, the NT Col Aggregate Bond Index Fund Lending T5, the NT S&P 500 Index Fund DC Lending T5, the NT Extended Equity Market Index Fund DC Lending T5, the NT Col ACWI Ex-US Fund DC - Non-Lending T5, and the Schwab Personal Choice Retirement Account, are managed by its Trustee or affiliates of its Trustee, are:

•Entergy Stable Income Fund
•T. Rowe Price Blue Chip Growth Trust T7
•T. Rowe Price Equity Income Trust F
•T. Rowe Price International Core Equity Trust A
•T. Rowe Price New Horizons Trust A
•T. Rowe Price Retirement 2005 Trust E
•T. Rowe Price Retirement 2010 Trust E
•T. Rowe Price Retirement 2015 Trust E
•T. Rowe Price Retirement 2020 Trust E
•T. Rowe Price Retirement 2025 Trust E
•T. Rowe Price Retirement 2030 Trust E
•T. Rowe Price Retirement 2035 Trust E
•T. Rowe Price Retirement 2040 Trust E
•T. Rowe Price Retirement 2045 Trust E
•T. Rowe Price Retirement 2050 Trust E
•T. Rowe Price Retirement 2055 Trust E
•T. Rowe Price Retirement 2060 Trust E
•T. Rowe Price Retirement 2065 Trust E

In addition, the Trustee manages the participant loan fund which is discussed below.

Eligibility: The Entergy Savings Plan is available to non-bargaining employees of participating Entergy System Company employers hired or rehired before January 1, 2021 and to those bargaining employees whose applicable collective bargaining agreement provides for their participation in the Entergy Savings Plan, as soon as administratively practicable following the later of the employee's employment commencement date or eligibility to participate in the Entergy Savings Plan.

Automatic Enrollment and Automatic Increase: If an eligible newly hired, re-hired, or newly eligible employee does not enroll in the Entergy Savings Plan and does not affirmatively opt out of participation, the participant will be automatically enrolled in the Entergy Savings Plan at a pre-tax rate of 6% within a reasonable period of time following 90 calendar days after the participant’s hire date, rehire date, or the date the participant becomes eligible. Effective April 1, 2025, the Entergy Savings Plan also includes an automatic increase provision whereby the participant's pre-tax contributions will increase by 1% each April 1st until the rate reaches 10%, unless the participant opts out of this provision.

The automatic enrollment feature will not apply to an employee who is included in a collective bargaining unit covered by a collective bargaining agreement unless agreed to by the applicable bargaining representative. Participants who are automatically enrolled in the Entergy Savings Plan may elect at any time to change their percentage contribution rate or stop making contributions to the Entergy Savings Plan.

Contributions: The Entergy Savings Plan contributions made by or on behalf of participants are deposited with the Trustee. Participants may elect to contribute, through payroll deductions, up to a total of 6% of their eligible earnings each pay period (basic contributions) for which the employing Entergy System Company will make matching contributions. Participants may make supplemental contributions up to an additional 44% of their eligible earnings each pay period for which there are no matching contributions. Basic and supplemental contributions may be made on a pre-tax basis (pre-tax deferral contributions), an after-tax basis, a Roth basis, or a combination. Contributions are subject to certain IRC limitations. The combined pre-tax deferral contribution and Roth contribution dollar limit for the calendar year 2025 was $23,500 per participant. The overall annual limit for 2025 for pre-tax, after-tax, Roth, and company matching contributions was the lesser of 100% of the employee’s compensation for the year or $70,000. Participants who reach age 50 by the end of the calendar year are eligible to make catch‑up deferral contributions. The catch‑up limit was $7,500 for the 2025 calendar year. Beginning in 2025, the SECURE 2.0 Act of 2022 raised this limit to $11,250 specifically for individuals ages 60–63. Based on nondiscrimination testing provisions under the Entergy Savings Plan, contributions made by highly compensated employees may be limited based on the average contribution rate of non-highly compensated employees.

The Entergy Savings Plan provides for a company matching contribution on behalf of participants who also actively participate in Appendix J of the Entergy Corporation Retirement Plan for Non-Bargaining Employees, in Appendix J of the Entergy Corporation Retirement Plan for Bargaining Employees, or in Appendix J of the Entergy Corporation Retirement Plan VI for Non-Bargaining employees, and whose collective bargaining agreement (if applicable) so provides, equal to 100% ($1.00 of match for each dollar contributed) of the participant’s pre-tax deferral contributions, Roth contributions, and after-tax contributions that do not exceed 6% of the participant’s regular earnings (base pay) each pay period. The Entergy Savings Plan provides for a company matching contribution for all other participating non-bargaining employees, and for all other participating bargaining employees whose applicable collective bargaining agreement so provides, equal to 70% ($0.70 of match for each dollar contributed) of the participant's pre-tax deferral contributions, Roth contributions, and after-tax contributions that do not exceed 6% of the participant's regular earnings (base pay) each pay period.

Employer matching contributions shall not be made with respect to (i) catch-up deferral contributions and (ii) deferral contributions that were initially designated by the participant as catch-up deferral contributions, but are subsequently determined not to be catch-up deferral contributions.

The Entergy Savings Plan provides that certain amounts that originated from an employee benefit plan qualified under Section 401(a) or 403(a) of the IRC, under an annuity contract described in Section 403(b) of the IRC, under an eligible plan described in Section 457(b) of the IRC or under an individual retirement account or annuity described in Section 408(a) or 408(b) of the IRC may be accepted under the Entergy Savings Plan as a direct rollover or a participant rollover contribution. The Entergy Savings Plan does not accept indirect rollovers of distributions from a Roth IRA or Roth 401(k) account.

Investments: Participant contributions and employer matching contributions are invested as directed by participants in accordance with the Entergy Savings Plan's investment options. The Entergy Savings Plan limits the participant’s maximum investment allocation of new contributions to the ESOP Entergy Corporation Stock Fund to 20% and limits the amount a participant can transfer from other investments to the ESOP Entergy Corporation Stock Fund to such amount that will not cause the participant’s investment in the ESOP Entergy Corporation Stock Fund to exceed 20% of the aggregate value of the participant’s account. Participant contributions and employer matching contributions not directed to specific investment options by the participant are invested by the Trustee in one of the following T. Rowe Price Retirement Trusts designated as the Entergy Savings Plan’s Qualified Default Investment Alternatives, based on the year the participant was born:

•T. Rowe Price Retirement 2005 Trust E
•T. Rowe Price Retirement 2010 Trust E
•T. Rowe Price Retirement 2015 Trust E
•T. Rowe Price Retirement 2020 Trust E
•T. Rowe Price Retirement 2025 Trust E
•T. Rowe Price Retirement 2030 Trust E
•T. Rowe Price Retirement 2035 Trust E
•T. Rowe Price Retirement 2040 Trust E
•T. Rowe Price Retirement 2045 Trust E
•T. Rowe Price Retirement 2050 Trust E
•T. Rowe Price Retirement 2055 Trust E
•T. Rowe Price Retirement 2060 Trust E
•T. Rowe Price Retirement 2065 Trust E

The value of investments may fluctuate with changes in market conditions. The amount of risk varies based on the fund's investment goals and composition. Participants should realize the risk associated with each investment when determining how to invest their contributions.

Participants can change the investment direction for future participant contributions and employer matching contributions or reallocate the investment of the existing balance in their participant account at any time, subject to the Trustee's excessive trading guidelines.

Participant accounts: Individual accounts are maintained for each participant in the Entergy Savings Plan. Each participant's account is credited with the participant's contributions and employer matching contributions. As of the close of each business day, participant account balances are updated to reflect account activity and investment fund values. Dividends and interest payments on investments held in the participant’s account are generally reinvested in the fund that generated the dividends and interest payments. A dividend pass-through feature under the Entergy Savings Plan allows participants who have amounts invested in the Entergy Corporation Stock Fund to elect to have dividends on Entergy Corporation common stock paid directly to them instead of being reinvested in the Entergy Corporation Stock Fund.

Vesting: Participants are fully vested at all times in the total value of their participant account under the Entergy Savings Plan.
In-service withdrawals: While employed, participants may, with certain restrictions, withdraw all or a portion of the value of their basic and supplemental after-tax contributions and rollover contributions. Some employees also may withdraw all or part of their company matching contribution accounts, subject to certain restrictions and limitations. Withdrawals may be subject to a 10% premature distribution tax unless the participant is age 59-1/2 or older. A participant who has attained age 59-1/2 may withdraw all or a portion of the value from all sources in the Entergy Savings Plan. A participant may also apply for a hardship withdrawal from the participant’s pre-tax deferral contributions, qualified non-elective contributions, Roth contributions, or a combination of any, if the participant satisfies certain financial hardship withdrawal criteria.

Loans to participants: The Entergy Savings Plan has a loan provision whereby participants who are actively employed may borrow an amount, with a minimum of $1,000, from their eligible account up to a maximum of 50% of the balance of their account or $50,000, whichever is less. The amount borrowed is deducted from the participant's eligible account and repaid with interest based on the prime rate as published in the Wall Street Journal, plus 1% in accordance with an established schedule. The loan must be repaid within 4-1/2 years, or 20 years if for the acquisition of the participant's primary residence. If a participant with an outstanding loan terminates employment, the participant may continue to make loan payments following termination. However, if the participant requests a full distribution of the vested balance in his account, he is required to repay the loan in full. Also, if the participant defaults on the loan following termination of employment, the loan balance will be offset and deducted from the participant’s account balance and will be treated as a taxable distribution to the participant.

Payment of benefits: Participants become eligible to receive a single-sum distribution of the entire vested value of the participant's Entergy Savings Plan accounts upon termination of employment, retirement, or death. There are certain provisions regarding deferral of distributions; installment distributions for terminated participants, and retirees; minimum account balances; and required minimum distributions.

Generally, there are tax consequences associated with receiving a distribution from the Entergy Savings Plan, unless the taxable portion is rolled over to an Individual Retirement Account or an eligible plan which qualifies under Sections 401(a), 403(a), 403(b), 408(a), 408(b), or 457(b) of the IRC. Additionally, a 10% penalty tax for early withdrawal applies, unless the distribution is received after age 59-1/2 or the participant satisfies one of certain other exemptions of the IRC to such tax.

Inactive accounts: Terminated participants and beneficiaries with an account balance greater than $7,000 (excluding rollovers) are allowed, under the provisions of the Entergy Savings Plan, to defer receipt of their vested account balance until distributions are required to begin under the provisions of Section 401(a)(9) of the IRC. In addition, the Entergy Savings Plan includes provisions for terminated participants and beneficiaries to elect to receive benefits in the form of installment payments. The cumulative amount to be distributed to such participants was $1,896,391,951 and $1,789,445,768 as of December 31, 2025 and 2024, respectively.

Forfeiture accounts: Company matching contributions which matched a distributed excess deferral contribution are forfeited and credited to the Entergy Savings Plan’s forfeiture account. Forfeitures shall be applied to reduce employer matching contributions on a quarterly basis. There was no forfeiture account balance outstanding as of December 31, 2025 and a balance of $31,215 as of December 31, 2024. The forfeiture account was used to reduce company matching contributions in 2025 by $31,256. The forfeiture account was not used to reduce company matching contributions in 2024.